Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of company's deferred tax assets and liabilities
	December 31,
	2022	2021
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$678,334	$667,741
Inventory related	157	4,210
Intangible assets	11,321	12,783
Provision for employee related obligations	927	1,186
Stock-based compensation	10,242	9,528
Deferred revenue	1,575	2,257
Property, plant and equipment	0	630
Allowance for credit losses	66	143
Foreign currency losses	0	358
Research and development credit carry forwards	17,658	15,933
Research and development capitalization (including Section 174)	11,454	3,717
Gross deferred tax assets	731,734	718,486
Valuation allowance	(699,694)	(693,120)
Total deferred tax assets	32,040	25,366

Deferred tax liabilities
Intangibles assets	(10,988)	(12,533)
Property, plant and equipment	(14,652)	(17,991)
Basis difference in equity method investment	(8,852)	-
Other items	(1,903)	(882)
Total deferred tax liabilities	(36,395)	(31,406)
Net deferred tax assets (liabilities)	$(4,355)	$(6,040)

Schedule of deferred tax assets and liabilities classified in consolidated balance sheets
	December 31,
	2022	2021
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$1,283	$1,301
Deferred tax liabilities	5,638	7,341
Net deferred tax assets (liabilities)	$(4,355)	$(6,040)

Schedule of valuation allowance
Valuation allowance
U.S. $ in thousands
Balance at January 1, 2020	$151,771
Additions	524,215
Decrease	(14,007)
Balance at December 31, 2020	661,979
Additions	31,141
Balance at December 31, 2021	693,120
Additions	8,788
Decrease	$(2,214)
Balance at December 31, 2022	$699,694

Schedule of loss before Income Taxes
	2022	2021	2020
	(U.S. $ in thousands)
Domestic	$(28,725)	$(50,193)	$(381,935)
Foreign	10,931	(16,644)	(74,636)
	$(17,794)	$(66,837)	$(456,571)

Schedule of components of income taxes
	2022	2021	2020
	(U.S. $ in thousands)
Current
Domestic	$7,301	$(14,146)	$4,992
Foreign	942	2,141	(3,902)
	8,243	(12,005)	1,090
Deferred
Domestic	(1,440)	8,745	(4,112)
Foreign	(1,349)	(646)	(13,372)
	(2,789)	8,099	(17,484)
Total income taxes	$5,454	$(3,906)	$(16,394)

Schedule of reconciliation of income tax rate
	2022	2021	2020
Statutory tax rate	23.0%	23.0%	23.0%
Reduced tax rate under Israeli benefit programs	(4.3)	6.2	(1.4)
Release of Exempt Profits (see below)	(16.0)	-	-
Goodwill impairment	-	-	(17.5)
Stock-based compensation expense	(16.1)	(3.5)	(0.5)
Non-deductible expenses	(0.8)	(0.1)	-
Earnings taxed under foreign law	24.7	10.8	(4.1)
Valuation Allowance	(18.6)	(42.7)	3.1
Changes in uncertain tax positions	(22.1)	17.9	1
Deferred Tax due to different tax rates	-	(6.1)	0.1
Other	(0.5)	0.3	(0.1)
Effective income tax rate	(30.7)%	5.8%	3.6%

Schedule of beginning and ending balance of uncertain tax positions
	2022	2021	2020
	(U.S. $ in thousands)
Balance at beginning of year	$3,015	$23,389	$25,517
Additions for tax positions related to the current year	4,684	3,826	312
Foreign currency impact	181	2,918	3,017
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitation	(500)	(26,685)	(5,457)
Classification to deferred tax assets	(1,337)	(433)	-
Balance at end of year	$6,043	$3,015	$23,389